Consolidated and Combined Carve-Out Statements of Changes in Partners' Capital/Owners' Equity (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended	9 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Underwriting discount	$ 4,991
Common Units [Member]
Common units issued	5,240,000	8,567,500
Common units sold pursuant to the full exercise of underwriters' options	640,000	1,117,500
Underwriting discount	$ 4,991	$ 11,605